6. CONVERTIBLE DEBENTURES (Details Narrative) - Quarterly Report - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Total Amount of Debentures						$ 269,100
Interest Rate on Debentures						0.00%
Convertible Conversion Per Share, Price						$ 0.1
Warrants Granted Shares	200,000	400,000
Debenture Discount Amount					$ 174,378
Aggregate Carrying Value of Debentures	$ 152,430		$ 152,430			$ 162,084
Debt Discounts Net	56,670		56,670			$ 107,016
Amortization of discount on convertible debentures			$ 50,347	$ 17,681
Converted Amount	$ 20,000	$ 40,000